Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 597,188	$ 569,917
Short-term investments	233,491	174,515
Accounts receivable, net	47,150	67,959
Prepaid and other current assets (including $174,574 and $419,507, respectively, of matching loans to related parties and loan between Changyou and Sohu)	484,995	227,719
Restricted time deposits	0	227,285
Assets held for sale	103,079	0
Total current assets	1,465,903	1,267,395
Fixed assets, net	189,770	214,306
Intangible assets, net	12,335	25,139
Long-term investments, net	3,493	4,630
Goodwill	26,502	111,082
Restricted time deposits	0	127,454
Other assets, net	10,034	29,500
Total assets	1,708,037	1,779,506
Liabilities and shareholders' equity
Accounts payable (including accounts payable of consolidated variable interest entities ("VIEs") without recourse to the Company of $8,414 and $7,799, respectively)	23,869	25,484
Receipts in advance and deferred revenue (including receipts in advance and deferred revenue of consolidated VIEs without recourse to the Company of $36,463 and $30,785, respectively)	43,541	42,166
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs without recourse to the Company of $880 and $126, respectively)	29,765	37,347
Accrued liabilities to suppliers (including accrued liabilities to suppliers of consolidated VIEs without recourse to the Company of $3,993 and $3,802, respectively)	19,503	14,930
Tax payables (including tax payables of consolidated VIEs without recourse to the Company of $13,700 and $903, respectively)	8,381	27,423
Short-term bank loans	0	344,500
Other short-term liabilities (including $184,239 and $378,678, respectively, of matching loans from related parties and $6,506 and $3,633, respectively, of other short-term liabilities of consolidated VIEs without recourse to the Company)	387,537	198,165
Liabilities held for sale (including liabilities held for sale of consolidated VIEs without recourse to the Company of $nil and $3,232, respectively)	3,902	0
Total current liabilities	516,498	690,015
Long-term accounts payable	0	1,004
Long-term deferred tax liabilities (including other long-term liabilities of consolidated VIEs without recourse to the Company of $1,540 and $nil, respectively)	29,336	28,500
Other long-term liabilities (including other long-term liabilities of consolidated VIEs without recourse to the Company of $nil and $13,295, respectively)	14,039	738
Total liabilities	559,873	720,257
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	121,381	111,719
Treasury shares (2,730 and 2,730 shares, respectively, as of December 31, 2015 and 2016)	(35,323)	(35,323)
Statutory reserves	7,061	6,746
Retained earnings	1,095,999	951,367
Accumulated other comprehensive loss	(72,426)	(6,101)
Total Changyou.com Limited shareholders' equity	1,117,767	1,029,479
Non-controlling interest	30,397	29,770
Total shareholders' equity	1,148,164	1,059,249
Total liabilities and shareholders' equity	1,708,037	1,779,506
Class A ordinary shares [Member]
Shareholders' equity:
Ordinary shares	372	368
Class B ordinary shares [Member]
Shareholders' equity:
Ordinary shares	$ 703	$ 703